Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit Loss [Abstract]
Short-term benefits	$ 2,042,348	$ 2,767,625
Post-employment benefits	123,693	203,330
Share-based payments
Equity-settled		76,648
Cash-settled	166,992	78,776
Total employee benefits expense	2,333,033	3,126,379
Employee benefits expense by function
General and administrative expenses	2,015,024	2,243,140
Research and development expenses	318,009	883,239
Total employee benefits expense	$ 2,333,033	$ 3,126,379